Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Detail) - Asset and Liability Management Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Notional Value, Assets	$ 36,579	$ 27,266
Fair Value, Assets	163	427
Notional Value, Liabilities	21,030	19,339
Fair Value, Liabilities	172	249
Other Derivatives [Member]
Derivative [Line Items]
Notional Value, Assets		$ 19
Derivative Asset Average Remaining Maturity Period		11 days
Notional Value, Liabilities	1,164	$ 830
Fair Value, Liabilities	$ 125	$ 106
Derivative Liability Average Remaining Maturity Period	2 years 6 months	3 years 5 months 1 day
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 2,019	$ 6,452
Fair Value, Assets	$ 5	$ 26
Derivative Asset Average Remaining Maturity Period	16 years 5 months 27 days	11 years 5 months 23 days
Notional Value, Liabilities	$ 5,469	$ 1,561
Fair Value, Liabilities		$ 16
Derivative Liability Average Remaining Maturity Period	8 years 5 months 5 days	6 years 6 months 14 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 4,844	$ 4,705
Fair Value, Assets	$ 21	$ 13
Derivative Asset Average Remaining Maturity Period	7 years 8 months 9 days	6 years 6 months 3 days
Notional Value, Liabilities	$ 46	$ 2,320
Fair Value, Liabilities	$ 1	$ 9
Derivative Liability Average Remaining Maturity Period	6 years 8 months 12 days	7 years 9 months 18 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,632	$ 1,748
Fair Value, Assets	$ 7	$ 13
Derivative Asset Average Remaining Maturity Period	1 month 6 days	1 month 2 days
Notional Value, Liabilities	$ 1,326	$ 1,722
Fair Value, Liabilities	$ 2	$ 18
Derivative Liability Average Remaining Maturity Period	15 days	18 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 15,291	$ 2,278
Fair Value, Assets	$ 10	$ 129
Derivative Asset Average Remaining Maturity Period	10 months 21 days	29 days
Notional Value, Liabilities	$ 4,511	$ 4,214
Fair Value, Liabilities	$ 10	$ 43
Derivative Liability Average Remaining Maturity Period	11 days	1 month 2 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 4,985	$ 1,565
Fair Value, Assets	$ 65	$ 43
Derivative Asset Average Remaining Maturity Period	7 years 6 months 25 days	8 years 7 months 6 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,285	$ 1,073
Fair Value, Assets	$ 21	$ 25
Derivative Asset Average Remaining Maturity Period	1 month 6 days	26 days
Notional Value, Liabilities	$ 5	$ 12
Fair Value, Liabilities		$ 1
Derivative Liability Average Remaining Maturity Period	18 days	22 days
Other Economic Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 147	$ 849
Fair Value, Assets	$ 1	$ 6
Derivative Asset Average Remaining Maturity Period	7 days	7 days
Notional Value, Liabilities	$ 669	$ 867
Fair Value, Liabilities	$ 8	$ 6
Derivative Liability Average Remaining Maturity Period	15 days	7 days
Other Economic Hedges [Member] | Equity Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 45	$ 11
Derivative Asset Average Remaining Maturity Period	1 year 1 month 6 days	4 months 24 days
Notional Value, Liabilities	$ 88	$ 102
Fair Value, Liabilities	$ 1	$ 1
Derivative Liability Average Remaining Maturity Period	6 months 29 days	6 months 25 days
Other Economic Hedges [Member] | Credit Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,559	$ 1,397
Derivative Asset Average Remaining Maturity Period	3 years 4 months 28 days	3 years 4 months 17 days
Notional Value, Liabilities	$ 3,779	$ 3,674
Fair Value, Liabilities	$ 1	$ 2
Derivative Liability Average Remaining Maturity Period	3 years 1 month 27 days	3 years 6 months 25 days
Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,000	$ 2,550
Fair Value, Assets	$ 28	$ 49
Derivative Asset Average Remaining Maturity Period	6 years 8 months 12 days	4 years 3 months 11 days
Notional Value, Liabilities	$ 3,600	$ 1,250
Fair Value, Liabilities	$ 16	$ 12
Derivative Liability Average Remaining Maturity Period	1 year 6 months 18 days	2 years 3 months 26 days
Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 3,772	$ 3,272
Fair Value, Assets	$ 5	$ 108
Derivative Asset Average Remaining Maturity Period	6 years 8 months 23 days	8 years 7 months 17 days
Notional Value, Liabilities		$ 2,787
Fair Value, Liabilities		$ 35
Derivative Liability Average Remaining Maturity Period		9 months 29 days
Net Investment Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets		$ 1,347
Fair Value, Assets		$ 15
Derivative Asset Average Remaining Maturity Period		15 days
Notional Value, Liabilities	$ 373
Fair Value, Liabilities	$ 8
Derivative Liability Average Remaining Maturity Period	18 days